CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents including restricted cash
NOTE 32 – CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH

	2023	2022	2021
Cash at banks and on hand	265.5	320.5	144.8
Cash and cash equivalents	265.5	320.5	144.8

Cash provided as security for initial margin calls and negative market values on derivatives, etc.¹⁾	30.1	3.3	5.9
Sale and leaseback transaction prepayment to be released upon delivery of the vessel²⁾	—	—	21.0
Restricted cash	30.1	3.3	26.9
Cash and cash equivalents, including restricted cash	295.6	323.8	171.7

¹⁾ The counterparties have an obligation to return any excess cash provided as security to the Group upon settlement or early termination of the contracts.
²⁾ Prepayment released on 06 January 2022.